10-Q SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING STANDARDS - Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period		3 years
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period	3 years
Stock-based awards expiration period	10 years